Segment information (Tables)	12 Months Ended
Apr. 03, 2022
Disclosure of operating segments [abstract]
Schedule of Operating Segments

	Year ended April 3, 2022
	DTC	Wholesale	Other	Total
	$	$	$	$
Revenue	740.4	348.5	9.5	1,098.4
Cost of sales	177.4	182.0	5.4	364.8
Gross profit	563.0	166.5	4.1	733.6
SG&A expenses	229.9	55.3	291.7	576.9
Operating income (loss)	333.1	111.2	(287.6)	156.7
Net interest, finance and other costs				39.0
Income before income taxes				117.7

	Year ended March 28, 2021
	DTC	Wholesale	Other	Total
	$	$	$	$
Revenue	527.2	322.2	54.3	903.7
Cost of sales	124.8	169.8	55.1	349.7
Gross profit (loss)	402.4	152.4	(0.8)	554.0
SG&A expenses	169.5	48.1	219.4	437.0
Operating income (loss)	232.9	104.3	(220.2)	117.0
Net interest, finance and other costs				30.9
Income before income taxes				86.1

	Year ended March 29, 2020
	DTC	Wholesale	Other	Total
	$	$	$	$
Revenue	525.0	424.0	9.1	958.1
Cost of sales	130.0	226.2	8.6	364.8
Gross profit	395.0	197.8	0.5	593.3
SG&A expenses	147.4	52.7	206.1	406.2
Operating income (loss)	247.6	145.1	(205.6)	187.1
Net interest, finance and other costs				28.4
Income before income taxes				158.7

Schedule of Geographical Areas
The Company determines the geographic location of revenue based on the location of its customers.

	Year ended
	April 3, 2022	March 28, 2021	March 29, 2020
	$	$	$
Canada	219.2	217.7	293.1
United States	303.7	226.1	279.0
Asia Pacific	328.6	264.0	203.6
EMEA(1)	246.9	195.9	182.4
Revenue	1,098.4	903.7	958.1
(1)EMEA comprises Europe, the Middle East, Africa, and Latin America.